COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Apr. 28, 2021
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 2,216,000,000	$ 2,013,000,000
Provisions			$ 2,500,000,000
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	20,000,000	20,000,000
Bank guarantees	$ 3,000,000	$ 3,000,000